Segment Geographical Information And Major Customers (Details) - Schedule of Revenue Recognition - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Software license:
Revenue		$ 2,909	$ 2,863	$ 3,300
Perpetual based software license [Member]
Software license:
Revenue		886	1,068	1,156
Term-based software license [Member]
Software license:
Revenue		1,844	1,630	2,032
Software license [Member]
Software license:
Revenue	[1]	2,730	2,740	3,188
PCS services transferred over a period of time [Member]
Software license:
Revenue		120	123	112
Web advertising at a point of time upon clicks [Member]
Software license:
Revenue		$ 59	$ 42

[1]	Revenue recognized from sales-based software license was $53, $48 and $45 during the years ended December 31, 2023, 2022 and 2021, respectively (see also Note 2O).